Property and Equipment, Net - Schedule of property and equipment, net (Details) - Archer Aviation Inc - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net [Line Items]
Total property and equipment	$ 4,117	$ 1,752	$ 4
Less: Accumulated depreciation	(545)	(139)
Total property and equipment, net	3,572	1,613	4
Furniture, fixtures, and equipment
Property and Equipment, Net [Line Items]
Total property and equipment	1,379	1,046
Computer hardware
Property and Equipment, Net [Line Items]
Total property and equipment	1,281	524	$ 4
Website design
Property and Equipment, Net [Line Items]
Total property and equipment	504	128
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Total property and equipment	764	$ 54
Construction in progress
Property and Equipment, Net [Line Items]
Total property and equipment	$ 189